Business development (Details Narrative) - BRL (R$) R$ in Millions			1 Months Ended		12 Months Ended
	Jun. 09, 2022	Jun. 07, 2022	Apr. 29, 2022	Mar. 22, 2022	Dec. 31, 2022	Jul. 14, 2022	Feb. 22, 2022	Dec. 31, 2021	Jul. 13, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fair Value through Other Comprehensive Income					R$ 4,885			R$ 743
Increse in capital					90,729			90,729		R$ 97,148
Stockholder equity value					R$ 167,953			R$ 152,864
Percentage ownership					51.71%
X P Incs [Member]
IfrsStatementLineItems [Line Items]
Minority interest equivalent			11.36%
Fair Value through Other Comprehensive Income			R$ 8,015
Percentage of capital interest disposed off	1.40%	1.40%
Capital amount	R$ 867	R$ 867
Capital fair value	R$ 901	R$ 901
Itau Unibanco Holding [Member]
IfrsStatementLineItems [Line Items]
Equity interest				0.64%
Number of shares acquired in subsidiary				6,266,019,265
Itau Corpbanca [Member]
IfrsStatementLineItems [Line Items]
Equity interest				55.96%		65.62%
Interest amount				R$ 64
Ita Holding Colombia S.A.S [Member] | Second Phase Acquisition [Member]
IfrsStatementLineItems [Line Items]
Equity interest							12.36%
Number of shares acquired in subsidiary							93,306,684
Acquisition date fair value of total consideration transferred							R$ 2,219
Itau Corpbanca [Member]
IfrsStatementLineItems [Line Items]
Increse in capital									R$ 830,000
Issuance of shares									461,111,111,111
Shares subscribed					350,048,242,004
Stockholder equity value					R$ 630,000
Percentage ownership					56.60%